Fair value measurements - Equity securities subject to contractual sale restrictions (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	¥ 219,168
Consent from third parties	12,919
Others	1,552
Total	233,639
Less than 1 year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	3
Consent from third parties
Others
Total	3
1 to 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	219,115
Consent from third parties
Others
Total	219,115
More than 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	50
Consent from third parties	12,919
Others	1,552
Total	¥ 14,521